Noncontrolling Interests (Summary Of Changes In Noncontrolling Interests) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Additional Paid-in Capital	Nov. 01, 2011 Predecessor Additional Paid-in Capital	Dec. 31, 2010 Predecessor Additional Paid-in Capital	Dec. 31, 2009 Predecessor Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Net income (loss) attributable to Emdeon Inc.	$ (16,693)	$ (35,392)	$ (52,927)	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581
Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units to Emdeon Inc.												13,706
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units in connection with the acquisitions							7,037	23,529			4,369	3,504
Increase (decrease) in Emdeon Inc. paid-in capital for issuance of EBS Units in connection with equity compensation plans									1,590	2,303	983	(12,650)
Increase in Emdeon Inc. paid-in capital for exchange of EBS Units to Class A common stock of Emdeon Inc.								4,149			425	21,968
Increase in Emdeon Inc. paid-in capital for cancellation of EBS Units											127
Net transfers from noncontrolling interest					1,590	2,303	5,904	26,528
Change from net income (loss) attributable to Emdeon Inc. and transfers from noncontrolling interest	$ (16,693)		$ (52,927)		$ 11,784	$ (22,388)	$ 25,450	$ 36,109